Total
Cambria Tail Risk ETF
Cambria Tail Risk ETF
Investment Objective
The Fund seeks to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Tail Risk ETF Cambria Tail Risk ETF
Management Fee:	0.59%	[1]
Distribution and/or Service (12b-1) Fees:	none
Other Expenses:	none
Total Annual Fund Operating Expenses:	0.59%
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:	Five Years:	Ten Years:
Cambria Tail Risk ETF | Cambria Tail Risk ETF | USD ($)	60	189	329	738

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund is actively managed and seeks to achieve its investment objective by investing in cash and U.S. government bonds, and utilizing a put option strategy to manage the risk of a significant negative movement in the value of domestic equities (commonly referred to as tail risk) over rolling one-month periods. To hedge against sharp declines in the U.S. stock market, each month, the Fund purchases U.S. exchange-listed protective “out of the money” put options on U.S. stock indices. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), intends to spend approximately one percent of the Fund’s total assets per month to purchase put options. Cambria generally targets put options in the 0% to 30% out of the money range. Buying a put option provides the purchaser the right to sell the underlying index to the put seller at a specified price within a specified time period. There is an associated cost (premium), but in the event the underlying index declines in value, ownership of the put may reduce the downside risk. In the event the market rises, the cost of the option might be lost. For example, if the Fund purchases a put option on the S&P 500 Index (“SPX Put”), the Fund pays a premium to the option seller, which decreases the Fund’s return. If, however, the value of the S&P 500 Index falls below the SPX Put’s strike price, the option finishes “in-the-money” and the option seller pays the Fund the difference between the strike price and the value of the S&P 500 Index. By employing the put option strategy, Cambria seeks growth with reduced volatility as compared to the cash and U.S. bonds.

Cambria has implemented the put option strategy to attempt to provide protection from significant market declines on a month-by-month basis. The bulk of this protection comes in the form of put options on indices that track the performance of U.S. equity securities. Cambria generally intends to re-initiate new options positions that make up the put option position each month and reinvest any gains from these activities into U.S. bonds, including U.S. Treasuries and Treasury inflation-protected securities (TIPS). Cambria also may, at its discretion, liquidate and establish new option positions intra-month, or liquidate option positions without establishing new positions. The put option strategy only includes exchange-listed put options.

Principal Risks
Performance

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the S&P 500 Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall domestic equity market. Performance is also shown for an additional index, the Bloomberg Short Treasury Index, which is composed of zero-coupon Treasury Bills and fixed-rate Treasury bonds with a maturity between one and 12 months. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Total Annual Returns for Calendar Year Ended December 31

As of June 30, 2024, the Fund’s year-to-date total return was -7.71%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 23.49%, for the quarter ended March 31, 2020.

Worst: -10.32%, for the quarter ended March 31, 2019.

Average Annual Total Returns for the period ending December 31, 2023
Average Annual Returns - Cambria Tail Risk ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Cambria Tail Risk ETF	Return Before Taxes	(12.98%)		(9.52%)		(8.11%)		Apr. 05, 2017
Cambria Tail Risk ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(14.21%)		(10.05%)		(8.64%)		Apr. 05, 2017
Cambria Tail Risk ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(7.65%)		(7.04%)		(5.93%)		Apr. 05, 2017
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	26.29%	[1]	15.69%	[1]	13.04%	[1]	Apr. 05, 2017	[1]
Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)	Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)	5.09%	[1]	1.89%	[1]	1.78%	[1]	Apr. 05, 2017	[1]
[1]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500 Index is the Fund’s new broad-based securities market index. Performance information is also shown for the Bloomberg Short Treasury Index, the Fund’s previous broad-based securities market index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.